Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

11.	Intangible assets, net
The following table summarizes the Group’s intangible assets:

	December 31,
	2021	2022
	RMB	RMB
Gross carrying amount
Copyrights of video contents	133,865	136,130
License	32,000	32,000
Software	21,498	31,246
Domain names	5,283	5,283
Trademarks	1,132	1,132

Total	193,778	205,791

Less: accumulated amortization
Copyrights of video contents	(82,312)	(110,182)
License	(7,822)	(9,956)
Software	(16,125)	(23,911)
Domain names	(2,445)	(2,800)
Trademarks	(1,132)	(1,132)

Total accumulated amortization	(109,836)	(147,981)

Intangible assets, net	83,942	57,810

Amortization expense for the years ended December 31, 2020, 2021 and 2022 were RMB44,362, RMB39,239 and RMB37,968, respectively.
As of December 31, 2022, intangible assets amortization expense for future years is expected to be as follows:

Year ended December 31,	Amortization expense of intangible assets
RMB
2023	24,097
2024	8,748
2025	2,825
2026	2,748
2027	2,724
The weighted average amortization periods of intangible assets as of December 31, 2021 and 2022 are as below:

December 31,
	2021	2022
Copyrights of video contents	3 years	3 years
License	15 years	15 years
Software	4 years	2 years
Domain names	15 years	15 years
Trademarks	5 years	5 years